Accounts payable and accrued liabilities (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Trade And Other Current Payables [Line Items]
Accounts payable	$ 5,457,259	$ 2,206,249
Accrued liabilities	3,730,048	1,701,554
Sale commissions payable	737,364	731,671
Accounts payable and accrued liabilities [note 18]	10,069,177	4,708,051
Controlling shareholder and CEO
Disclosure Of Trade And Other Current Payables [Line Items]
Accounts payable to the controlling shareholder and CEO	$ 144,506	$ 68,577